Taxes - Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense [Abstract]
Income tax benefit computed based on PRC statutory income tax rate		$ (2,078,144)	$ (1,631,581)	$ (1,621,594)
Effect of favorable income tax rate in certain entity in PRC
Non-PRC entities not subject to PRC tax	[1]	1,768,565	1,596,505	1,611,361
Non-deductible expenses - permanent difference	[2]	1,393	243
Change in valuation allowance		308,186	34,833	10,233
Effective tax (benefit) expense

[1]	Represents the tax losses incurred from operations outside of China.
[2]	Represents expenses incurred by the Company that were not deductible for PRC income tax.